Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

Subsequent to the six months ended June 30, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split (Note 24).

(b)	Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2023	4,502	$51,020,121
Issuance of shares from private placement	15,555	1,396,702
Issuance of shares upon exercise of prefunded warrants	108,422	11,528,116
Cancelled shares	(9,500)	(1,445,188)
Share issuance costs	-	(728,056)
Fair value of RSUs redeemed at $8.22 per share	12,050	1,547,703
Balance, December 31, 2024	131,029	63,319,398
Issuance of shares from private placement	14,628	320,000
Impact on loss of control of Canmart	-	(3)
Balance, June 30, 2025	145,647	$63,639,395

During the six months ended June 30, 2025, the Company had the following share capital transactions:

(i)	On March 26, 2025, pursuant to a series of subscription agreement entered with investors on March 21 and 24, 2025, the Company completed its private offering with the issuance of 14,628 common shares at a subscription price of $21.875 per share for gross proceeds of $320,000.

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 224 common shares at a purchase price of $507.50 per share and prefunded warrants to purchase 1,170 common shares at a price of $507.375 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 1,170 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 294 common shares at a purchase price of $256.80 per share and prefunded warrants to purchase 289 common shares at a price of $256.675 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 289 common shares pursuant the exercise of above prefunded warrants.

(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 294 common shares at a purchase price of $210.90 per share and prefunded warrants to purchase 298 common shares at a price of $210.775 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 298 common shares pursuant the exercise of above prefunded warrants.

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 2,470 common shares at a purchase price of $152.125 per share and prefunded warrants to purchase 39,897 common shares at a price of $152.00 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 39,897 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 9,500 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 1,993 common shares at a purchase price of $128.875 per share and prefunded warrants to purchase 17,405 common shares at a price of $128.75 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 17,405 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 1,993 common shares at a purchase price of $128.875 per share, and prefunded warrants to purchase 9,646 common shares at a price of $128.75 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 9,646 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 12,050 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2024, the Company had the following share capital transactions (continued):

(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 8,286 common shares at a purchase price of $31.25 per share and prefunded warrants to purchase 39,714 common shares at a price of $31.247 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.003 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 39,714 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the six months ended June 30, 2025 was 138,777 (2024 – 30,213). The Company did not have any potential dilution during the six months ended June 30, 2025 and 2024.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On May 24, 2024, the Company granted 12,050 restricted stock units (“RSUs”) at a market price of $128.44 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 12,050 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2023	-
Granted	12,050
Exercised	(12,050)
Balance, December 31, 2024	-

During the year ended December 31, 2024, the Company recorded $798,795 of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.

There were no RSUs granted and outstanding during the six months ended June 30, 2025.

15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On November 14, 2024, the Company implemented a 1-for-2 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On January 12, 2026, the Company implemented a 1-for-5 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split.

(b)	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2022	2,771	$49,434,692
Fair value of RSUs issued at $460 per share	337	774,736
Fair value of RSUs issued at $277.50 per share	129	179,037
Fair value of RSUs issued at $153 per share	112	86,137
Cancelled shares	(16)	(200,014)
Issuance of shares upon conversion of note	465	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	704	431,149
Balance, December 31, 2023	4,502	51,020,121
Issuance of shares from private placement	15,555	1,396,702
Issuance of shares upon exercise of prefunded warrants	108,422	11,528,116
Cancelled shares	(9,500)	(1,445,188)
Share issuance costs	-	(728,056)
Fair value of RSUs redeemed at $25.69 per share	12,050	1,547,703
Balance, December 31, 2024	131,029	$63,319,398

During the year ended December 31, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 224 common shares at a purchase price of $507.50 per share and prefunded warrants to purchase 1,170 common shares at a price of $507.375 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the year ended December 31, 2024, the Company issued 1,170 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 294 common shares at a purchase price of $256.80 per share and prefunded warrants to purchase 289 common shares at a price of $256.675 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 289 common shares pursuant the exercise of above prefunded warrants.
(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 294 common shares at a purchase price of $210.90 per share and prefunded warrants to purchase 298 common shares at a price of $210.775 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 298 common shares pursuant the exercise of above prefunded warrants.

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 2,470 common shares at a purchase price of $152.125 per share and prefunded warrants to purchase 39,897 common shares at a price of $152.00 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 39,897 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 9,500 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 1,993 common shares at a purchase price of $128.875 per share and prefunded warrants to purchase 17,405 common shares at a price of $128.75 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 17,405 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 1,993 common shares at a purchase price of $128.875 per share, and prefunded warrants to purchase 9,646 common shares at a price of $128.75 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.125 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the year ended December 31, 2024, the Company issued 9,646 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 12,050 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.
(ix)	On October 3, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on October 2, 2024, the Company announced closing of underwritten public offering with the issuance of 8,286 common shares at a purchase price of $31.25 per share and prefunded warrants to purchase 39,714 common shares at a price of $31.247 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.003 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. During the year ended December 31, 2024, the Company issued 39,714 common shares pursuant the exercise of above prefunded warrants.

(x)	In connection with the closed direct offerings and underwriting public offerings completed during the year ended December 31, 2024, the Company incurred a total share issuance cost of $728,056.

During the year ended December 31, 2023, the Company had the following share capital transactions:

(i)	On January 26, 2023, the Company issued 336 common shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)	On May 2, 2023, the Company issued 509 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 380 of these common shares with a fair value of $528,315 were cancelled and returned on June 30, 2023 and recorded on accounts payable.

(iii)	On June 6, 2023, the Company cancelled 16 common shares at a fair value of $200,014 that were issued in August 2022.

(iv)	On July 26, 2023, the Company issued 112 common shares at a fair value of $86,137 in replacement to the cancelled shares issued to a consultant of the Company on June 30, 2023.

(v)	On August 14, 2023, the Company issued 465 common shares at a fair value of $314,384 to Halo Collective Inc. (“Halo”) to settle the principal amount of $328,000 plus accrued interest and overdue fees of $32,960 pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023, which totaled $360,960 at the time of conversion.

(vi)	On October 11, 2023, the Company issued 704 common shares at a fair value of $431,149 pursuant to the terms of the option agreement in relation to the purchase farming land properties (note 9).

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the year ended December 31, 2024 was 66,688 (2023 – 3,604). The Company did not have any potential dilution during the years ended December 31, 2024 and 2023.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 198 restricted stock units (“RSUs”) to former directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022. Each of the RSUs vest monthly over 36 months beginning April 22, 2022. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On August 11, 2022, the Company granted 16 restricted stock units (“RSUs”) at a market price of $12,875 per unit to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On September 21, 2022, the Company granted 79 restricted stock units (“RSUs”) in reserve at a market price of $7,562.50 per unit to former directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On September 22, 2022, the Company granted 24 restricted stock units (“RSUs”) in reserve at a market price of $7,001.25 per unit to a former officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On January 24, 2023, the Company granted 336 restricted stock units (“RSUs”) at a market price of $2,302.50 per unit to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 336 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 2, 2023, the Company granted 509 restricted stock units (“RSUs”) at a market price of $1,387.50 per unit to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. 509 of the granted RSUs were initially exercised however 380 RSUs were cancelled due to RSU room restrictions. The fair value of the remaining granted RSUs was estimated to be $179,037.

On July 26, 2023, the Company granted 112 restricted stock units (“RSUs”) at a market price of $765.00 per unit to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $86,137. 112 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 24, 2024, the Company granted 12,050 restricted stock units (“RSUs”) at a market price of $128.44 per unit to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 12,050 of the granted RSUs were exercised during the year ended December 31, 2024.

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	318
Granted	959
Exercised	(578)
Forfeited/Cancelled	(699)
Balance, December 31, 2023	-
Granted	12,050
Exercised	(12,050)
Balance, December 31, 2024	-

During the year ended December 31, 2024, the Company recorded $798,795 (2023 - $1,249,986) of expenses related to the RSUs as consulting and accounting fees, $100,000 remains as prepaid expenses, $647,703 recognized as gain on debt settlement and the remaining $1,205 due to foreign currency translation was recorded to accumulated other comprehensive income.